Legg Mason & Co., LLC
100 Light Street
Baltimore, MD  21202
410 o 539 o 0000




                                                                  August 4, 2006


Via Edgar


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street N.W.
Washington, DC  20549

Attention:  File Room

         Re:      Legg Mason Value Trust, Inc.
                  1933 Act File No. 2-75766
                  1940 Act File No. 811-3380

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced fund do not differ from those filed in Post-Effective Amendment No. 40, which was filed electronically on July 28, 2006.

                                                       Very truly yours,

                                                       /s/ Richard M. Wachterman

                                                       Richard M. Wachterman
                                                       Associate General Counsel

RMW:jar